Information related to Opella, presented within assets held for sale and discontinued operations (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Text Block]	As of December 31, 2024, all Opella assets and associated liabilities were classified as held for sale, in accordance with IFRS 5.

( € million)	December 31, 2024

Assets

Property, plant and equipment owned	760

Right-of-use assets	116

Goodwill	7,255

Other intangible assets	2,928

Inventories	600

Accounts receivable	989

Other assets	841

Total assets held for sale	13,489

Liabilities

Lease liabilities	112

Non-current provisions and other non-current liabilities	204

Accounts payable	797

Current provisions and other current liabilities	570

Other liabilities	448

Total liabilities related to assets held for sale	2,131
In accordance with IFRS 5, the Opella held for sale asset group, and the related liabilities, were measured at the lower of carrying amount and fair value less costs to sell. This valuation did not result in the recognition of any impairment.
The table below shows the main items presented within
Net income from discontinued operations
:

(€ million)	June 30, 2025	June 30, 2024

Net sales and other revenues (a)	1,736	2,645

Operating income (a)	266	277

Gain on disposal of Opella before tax	2,781	—

Income before tax and investments accounted for using the equity method, including gain on disposal of Opella before tax	3,039	278

Income tax expense (b)	(158)	(85)

Net income from discontinued operations (Opella)	2,881	202

(a)	For the first half of 2025, these lines include the net sales and operating income of Opella until the date of loss of control date (see Note B.1.).
(b)	In 2025, this line includes an expense of €88 million related to the tax impact on the gain arising on the loss of control of Opella.
The table below presents basic and diluted earnings per share from discontinued operations (Opella), in accordance with IAS 33 (Earnings per Share):

(€ million)	June 30, 2025	June 30, 2024

Net income from discontinued operations (Opella)	2,881	202

Average number of shares outstanding (million)	1,225.5	1,249.4

Average number of shares after dilution (million)	1,230.7	1,253.8

Basic earnings per share (in euros)	2.34	0.16

Diluted earnings per share (in euros)	2.33	0.16